Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,197	$ 2,136
Pension obligation	299	282
Renewable energy investment	278	268
Equity investments	61	63
Lease financings	23	42
Securities valuation	118	1
Credit losses on loans	(118)	(46)
Reserves not deducted for tax	(118)	(120)
Employee benefits	(259)	(257)
Other assets	(57)	(43)
Other liabilities	233	229
U.S. foreign tax credits	(62)	(39)
Valuation allowance	62	39
Net deferred tax liability	$ 2,657	$ 2,555